CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
COMMUNICATION SERVICES - 1.9%
Interactive Media & Services - 1.9%
Meta Platforms Inc., Class A Shares	100,000	$39,014,000	*

CONSUMER DISCRETIONARY - 3.7%
Hotels, Restaurants & Leisure - 2.4%
Expedia Group Inc.	200,000	29,666,000	*
Las Vegas Sands Corp.	400,000	19,568,000

Total Hotels, Restaurants & Leisure		49,234,000

Textiles, Apparel & Luxury Goods - 1.3%
Tapestry Inc.	700,000	27,153,000

TOTAL CONSUMER DISCRETIONARY		76,387,000

CONSUMER STAPLES - 4.2%
Beverages - 1.2%
Constellation Brands Inc., Class A Shares	100,000	24,508,000

Consumer Staples Distribution & Retail - 0.9%
Performance Food Group Co.	250,000	18,170,000	*

Food Products - 1.1%
Kellanova	400,000	21,904,000

Personal Care Products - 1.0%
Coty Inc., Class A Shares	1,800,000	21,744,000	*

TOTAL CONSUMER STAPLES		86,326,000

ENERGY - 12.7%
Energy Equipment & Services - 4.5%
Baker Hughes Co.	1,000,000	28,500,000
Noble Corp. PLC	1,000,000	44,130,000
Schlumberger NV	400,000	19,480,000

Total Energy Equipment & Services		92,110,000

Oil, Gas & Consumable Fuels - 8.2%
Energy Transfer LP	3,000,000	42,900,000
EQT Corp.	900,000	31,860,000
Hess Corp.	300,000	42,159,000
Pioneer Natural Resources Co.	74,432	17,106,706
TotalEnergies SE, ADR	500,000	32,590,000

Total Oil, Gas & Consumable Fuels		166,615,706

TOTAL ENERGY		258,725,706

See Notes to Schedule of Investments.

ClearBridge Value Trust 2024 Quarterly Report	1

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 22.7%
Banks - 3.9%
First Horizon Corp.	2,500,000	$35,600,000
Wells Fargo & Co.	900,000	45,162,000

Total Banks		80,762,000

Capital Markets - 1.9%
Goldman Sachs Group Inc.	100,000	38,401,000

Consumer Finance - 2.0%
Capital One Financial Corp.	300,000	40,596,000

Financial Services - 9.5%
Apollo Global Management Inc.	400,000	40,160,000
Block Inc.	600,000	39,006,000	*
Corebridge Financial Inc.	1,400,000	33,838,000
Fiserv Inc.	300,000	42,561,000	*
MGIC Investment Corp.	1,900,000	37,696,000

Total Financial Services		193,261,000

Insurance - 4.4%
American International Group Inc.	800,000	55,608,000
Everest Group Ltd.	90,000	34,647,300

Total Insurance		90,255,300

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AGNC Investment Corp.	2,200,000	20,856,000

TOTAL FINANCIALS		464,131,300

HEALTH CARE - 11.5%
Biotechnology - 6.5%
AbbVie Inc.	190,000	31,236,000
Argenx SE, ADR	55,000	20,928,050	*
Biogen Inc.	110,000	27,132,600	*
BioNTech SE, ADR	200,000	19,008,000	*
Gilead Sciences Inc.	450,000	35,217,000

Total Biotechnology		133,521,650

Health Care Providers & Services - 1.5%
CVS Health Corp.	400,000	29,748,000

Pharmaceuticals - 3.5%
Johnson & Johnson	450,000	71,505,000

TOTAL HEALTH CARE		234,774,650

INDUSTRIALS - 16.1%
Aerospace & Defense - 1.9%
Airbus SE	240,000	38,228,614	(a)

Air Freight & Logistics - 1.9%
United Parcel Service Inc., Class B Shares	270,000	38,313,000

See Notes to Schedule of Investments.

2	ClearBridge Value Trust 2024 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 1.1%
Clean Harbors Inc.	138,000	$23,178,480	*

Electrical Equipment - 2.1%
Atkore Inc.	50,000	7,626,500	*
Fluence Energy Inc.	900,000	17,883,000	*
Sensata Technologies Holding PLC	500,000	18,085,000

Total Electrical Equipment		43,594,500

Ground Transportation - 4.2%
Canadian Pacific Kansas City Ltd.	250,000	20,117,500
Uber Technologies Inc.	500,000	32,635,000	*
Union Pacific Corp.	135,000	32,930,550

Total Ground Transportation		85,683,050

Industrial Conglomerates - 1.7%
Siemens AG, Registered Shares	200,000	35,804,777	(a)

Machinery - 1.7%
CNH Industrial NV	1,200,000	14,400,000
Flowserve Corp.	500,000	19,965,000

Total Machinery		34,365,000

Trading Companies & Distributors - 1.5%
Marubeni Corp.	1,799,940	30,700,986	(a)

TOTAL INDUSTRIALS		329,868,407

INFORMATION TECHNOLOGY - 7.2%
Semiconductors & Semiconductor Equipment - 3.6%
Marvell Technology Inc.	400,000	27,080,000
Micron Technology Inc.	550,000	47,162,500

Total Semiconductors & Semiconductor Equipment		74,242,500

Software - 3.6%
Microsoft Corp.	70,000	27,830,600
Oracle Corp.	400,000	44,680,000

Total Software		72,510,600

TOTAL INFORMATION TECHNOLOGY		146,753,100

MATERIALS - 5.8%
Chemicals - 1.4%
Eastman Chemical Co.	350,000	29,242,500

Metals & Mining - 4.4%
Freeport-McMoRan Inc.	1,200,000	47,628,000
Royal Gold Inc.	225,000	25,737,750
Teck Resources Ltd., Class B Shares	400,000	16,004,000

Total Metals & Mining		89,369,750

TOTAL MATERIALS		118,612,250

See Notes to Schedule of Investments.

ClearBridge Value Trust 2024 Quarterly Report	3

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
REAL ESTATE - 2.5%
Real Estate Management & Development - 0.8%
Howard Hughes Holdings Inc.		200,000	$16,016,000	*

Specialized REITs - 1.7%
American Tower Corp.		180,000	35,217,000

TOTAL REAL ESTATE			51,233,000

UTILITIES - 8.8%
Electric Utilities - 4.0%
Constellation Energy Corp.		200,000	24,400,000
NextEra Energy Inc.		400,000	23,452,000
PPL Corp.		1,300,000	34,060,000

Total Electric Utilities			81,912,000

Independent Power and Renewable Electricity Producers - 3.9%
AES Corp.		1,800,000	30,024,000
Vistra Corp.		1,200,000	49,236,000

Total Independent Power and Renewable Electricity Producers			79,260,000

Water Utilities - 0.9%
United Utilities Group PLC		1,359,911	18,316,328	(a)

TOTAL UTILITIES			179,488,328

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,517,961,234)			1,985,313,741

RATE
SHORT-TERM INVESTMENTS - 2.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.181%	30,004,636	30,004,636	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.277%	30,004,636	30,004,636	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $60,009,272)			60,009,272

TOTAL INVESTMENTS - 100.0% (Cost - $1,577,970,506)			2,045,323,013
Liabilities in Excess of Other Assets - (0.0)%††			(232,356)

TOTAL NET ASSETS - 100.0%			$2,045,090,657

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $30,004,636 and the cost was $30,004,636 (Note 2).

See Notes to Schedule of Investments.

4	ClearBridge Value Trust 2024 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Value Trust 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

6	ClearBridge Value Trust 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Value Trust 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$225,134,030	$104,734,377	—	$329,868,407
Utilities	161,172,000	18,316,328	—	179,488,328
Other Common Stocks	1,475,957,006	—	—	1,475,957,006

Total Long-Term Investments	1,862,263,036	123,050,705	—	1,985,313,741

Short-Term Investments†	60,009,272	—	—	60,009,272

Total Investments	$1,922,272,308	$123,050,705	—	$2,045,323,013

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$25,977,560	$45,312,378	45,312,378	$41,285,302	41,285,302

8	ClearBridge Value Trust 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$121,258	—	$30,004,636

ClearBridge Value Trust 2024 Quarterly Report	9